JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, AND UV

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated December 12, 2024 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 29, 2024

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 29, 2024 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Accumulation Survivorship Variable Universal Life 2020	Majestic VCOLIX
Accumulation SVUL	Majestic VULX
Accumulation Variable Universal Life	Medallion Executive Variable Life
Accumulation Variable Universal Life 08	Medallion Executive Variable Life II
Accumulation Variable Universal Life 2014	Medallion Executive Variable Life III
Accumulation Variable Universal Life 2019	Medallion Variable Universal Life Edge
Accumulation Variable Universal Life 2021	Medallion Variable Universal Life Edge II
Accumulation Variable Universal Life 2021 Core	Medallion Variable Universal Life Plus
Corporate VUL	Performance Executive Variable Life
Corporate VUL 03	Performance Survivorship Variable Universal Life
Corporate VUL 04	Protection SVUL
Corporate VUL 05	Protection Variable Universal Life
Corporate VUL 08	Protection Variable Universal Life 09
EPVUL	Protection Variable Universal Life 2012
eVariable Life	Protection Variable Universal Life 2017
Majestic Accumulation Variable Universal Life 2019	Protection Variable Universal Life 2021
Majestic Accumulation Variable Universal Life 2021	Protection Variable Universal Life 2023
Majestic Performance Survivorship Variable Universal Life	Simplified Life
Majestic Performance Variable Universal Life	SPVL
Majestic Survivorship Variable Universal Life 2020	Survivorship VUL
Majestic Survivorship VULX	Variable Estate Protection
Majestic Variable COLI	Variable Estate Protection Edge
Majestic Variable Estate Protection	Variable Estate Protection Plus
Majestic Variable Estate Protection 98	Variable Master Plan Plus
Majestic Variable Universal Life	VUL Accumulator
Majestic Variable Universal Life 98	VUL Protector

Changes to Current Expenses

Effective on or about December 12, 2024, there is a reduction in “Current Expenses” for the JHVIT Disciplined Value International Trust and JHVIT Health Sciences Trust in the “Appendix: Portfolios Available Under the Contract” section of the prospectus. Refer to the Appendix in your policy prospectus for the appropriate series applicable to your policy.

Accordingly, the “Current Expenses” of the JHVIT Disciplined Value International Trust and JHVIT Health Sciences Trust Series NAV portfolios are deleted in the “Appendix: Portfolios Available Under the Contract” section of each prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23) (%)
				1-Year	5-Year	10-Year
To seek long-term growth of capital.	Disciplined Value International Trust – Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.77	%*	20.05	8.47	3.10
To seek long-term capital appreciation.	Health Sciences Trust – Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.86	%*	4.26	10.56	10.94

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

The “Current Expenses” of the JHVIT Disciplined Value International Trust and JHVIT Health Sciences Trust Series I portfolios are deleted in the “Appendix: Portfolios Available Under the Contract” section of each prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23) (%)
				1-Year	5-Year	10-Year
To seek long-term growth of capital.	Disciplined Value International Trust – Series I John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.82	%*	19.96	8.42	3.05
To seek long-term capital appreciation.	Health Sciences Trust – Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.91	%*	4.25	10.52	10.89

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 12/2024

333-85284	333-233647	333-141693	333-152409	333-100567
333-124150	333-233648	333-148992	333-164150	333-164161
333-131299	333-236446	333-151631	333-164151	333-164162
333-141692	333-236447	333-152407	333-164152	333-164164
333-148991	333-248502	333-152408	333-164153	333-164163
333-151630	333-254210	333-153253	333-164156	333-164165
333-152406	333-254211	333-157213	333-164154	333-164166
333-153252	333-265436	333-179571	333-164155	333-164167
333-157212	333-266659	333-193995	333-164171	333-164168
333-179570	333-127543	333-235396	333-164173	333-164169
333-193994	333-131139	333-235397	333-164174	333-85296
333-194818	333-131134	333-238712	333-88748	333-88972
333-217721	333-132905	333-126668	333-71136	333-33504
			333-100597	333-100664